BANK AND OTHER BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
SCHEDULE OF OUTSTANDING INDEBTEDNESS

The Company’s outstanding indebtedness borrowed from banks and other financial institutions consist of the following:

Indebtedness	Weighted Average Interest Rate*	Weighted Average Years to Maturity*	Balance as of December 31, 2024	Balance as of December 31, 2023
Short-term loans
Secured loans
Fixed rate loans	2.41%	0.62	1,848,415	1,303,600
Variable rate loans	2.21%	0.30	1,738,700	282,000
Subtotal	2.31%	0.47	3,587,115	1,585,600
Unsecured loans
Fixed rate loans	2.48%	0.49	122,470	106,999
Variable rate loans	1.78%	0.17	155,990	-
Subtotal	2.09%	0.31	278,460	106,999
Total short-term loans	2.29%	0.46	3,865,575	1,692,599

Long-term loans
Secured loans
Fixed rate loans	2.61%	2.72	6,107,800	4,517,486
Variable rate loans	2.16%	9.81	19,186,447	15,504,030
Subtotal	2.27%	8.10	25,294,247	20,021,516
Unsecured loans
Fixed rate loans	0.86%	5.63	486,720	1,075,188
Variable rate loans	1.81%	3.05	106,952	454,454
Subtotal	1.03%	5.16	593,672	1,529,642
Total long-term loans	2.24%	8.03	25,887,919	21,551,158
Less: current portion			(4,707,174)	(7,243,022)
Non-current portion			21,180,745	14,308,136

*	Pertained to information for loans outstanding as of December 31, 2024.

SCHEDULE OF PLEDGE INFORMATION

The pledge information for the Company’s outstanding loans as of December 31, 2024 and 2023 consists of the following:

	December 31, 2024	December 31, 2023
Short-term loans
Pledged by real estate inventories and buildings held for lease	3,487,115	1,395,600
Pledged by restricted cash (a)	-	100,000
Pledged by investment in equity securities (b)	100,000	-

Long-term loans
Pledged by real estate inventories, buildings held for lease and/or solar power systems	24,032,258	19,341,481
Pledged by restricted cash (a)	1,031,433	1,099,591
Pledged by accounts receivable in connection with electricity sales to power companies	741,208	174,901
Pledged by investment in equity securities (b)	606,225	-

(a)	As of December 31, 2024 and 2023, these loans were secured by restricted cash of JPY31,002 and JPY151,503, respectively.
(b)	As of December 31, 2024, these loans were secured by 2,417,800 shares, of Cumica’s equity securities.

SCHEDULE OF GUARANTY INFORMATION

The guaranty information for the Company’s outstanding loans as of December 31, 2024 and 2023 consists of the following:

	December 31, 2024	December 31, 2023
Short-term loans
Guaranteed by COO of the Company	-	124,500
Guaranteed by parent company or subsidiary within the Company’s organizational structure	-	1,041,000

Long-term loans
Guaranteed by COO of the Company	7,796,858	8,072,793
Guaranteed by Tokyo Credit Cooperative Union	201,618	151,848
Guaranteed by Nihon Hoshou Co., Ltd.	-	226,380
Guaranteed by Nagoya Credit Guarantee Corporation	64,762	-
Guaranteed by Aichi Credit Guarantee Corporation	28,338	-
Guaranteed by parent company or subsidiary within the Company’s organizational structure	3,337,181	2,111,435
Co-guaranteed by COO and CEO of the Company	563,706	578,878
Co-guaranteed by COO and parent company or subsidiary within the Company’s organizational structure	77,098	139,428
Co-guaranteed by COO and Tokyo Credit Cooperative Union	27,194	4,990
Co-guaranteed by COO, CEO and Tokyo Credit Cooperative Union	5,491	7,495
Co-guaranteed by COO and Nihon Hoshou Co., Ltd.	214,812	-
Co-guaranteed by Li Tianqi, noncontrolling shareholder of SYLA Brain and a financial institution	9,906	21,151
Co-guaranteed by Aichi Credit Guarantee Corporation and parent company or subsidiary within the Company’s organizational structure	120,750	-

SCHEDULE OF FUTURE MINIMUM PAYMENTS

As of December 31, 2024, future minimum principal payments for long-term loans are as follows:

Principal
Years Ended December 31,	Repayment
2025	4,707,174
2026	8,261,034
2027	3,615,771
2028	1,276,923
2029	2,473,640
Thereafter	5,553,377
Total	25,887,919